Convertible Notes and Notes Payable	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes and Notes Payable

Note 7. Convertible Notes and Notes Payable

September 2024 Note Payable

In November 2024, the Company assumed a promissory note issued by Peak Bio in September 2024 in the amount of $0.3 million (the “September 2024 Note”) to its former California landlord. Due to the short-term nature of the September 2024 Note, the Company concluded that its carrying value approximated its fair value as of the Closing on November 14, 2024. The September 2024 Note bears no interest and is payable over twenty equal monthly installments beginning on November 1, 2024 and expiring on June 1, 2026.

As of September 30, 2025 and December 31, 2024, the outstanding balance on the September 2024 Note was $0.1 million and $0.3 million, respectively.

November 2023 Note Payable

In November 2024, the Company assumed a promissory note issued by Peak Bio in November 2023 in the amount of $0.4 million (the “November 2023 Note”) bearing interest at 6% per annum with a maturity date of December 31, 2024. Due to the short-term nature of the November 2023 Note, the Company concluded that its carrying value approximated its fair value as of the Closing on November 14, 2024.

As of December 31, 2024, the principal balance of $0.4 million plus accrued interest of less than $0.1 million was due for payment in order to settle the November 2023 Note obligation. On February 28, 2025, the Company signed a Settlement Agreement and Release in the amount of $325,000 for full satisfaction of the outstanding principal and accrued interest owed on the November 2023 Notes. The payment of $325,000 was made on March 6, 2025 and the Company recognized a gain on debt extinguishment of less than $0.1 million, which is reflected in the gain on settlement of current liabilities in the statements of operations, during the nine months ended September 30, 2025.

The Company did not recognize any interest expense during the three and nine months ended September 30, 2025.

April 2023 Convertible Notes

In November 2024, the Company assumed convertible promissory notes issued by Peak Bio in April 2023 in the principal amount of a total of $0.7 million (the “April 2023 Convertible Notes”). The April 2023 Convertible Notes permitted the holder to convert the outstanding principal and accrued interest at any time at a price of $2.04 per ADS (representing $0.00102 per underlying Ordinary Share of the Company), after giving effect to the Exchange Ratio. Due to the short-term nature of the April 2023 Convertible Notes, the Company concluded that its carrying value approximated its fair value as of the Closing on November 14, 2024. The April 2023 Convertible Notes were due on October 31, 2024 and bore interest at a default rate of 10% per annum.

On September 19, 2025, the Company entered into a letter agreement (the “April 2023 Convertible Notes and Warrants Amendment”) with the holders of the April 2023 Convertible Notes to (i) extend the maturity date of the April 2023 Convertible Notes to August 31, 2026, (ii) amend the conversion price of the April 2023 Convertible Notes to $0.81 per ADS (representing $0.000405 per underlying Ordinary Share) and permit the holders of the April 2023 Convertible Notes to voluntarily convert, in whole or in part, the outstanding principal and accrued but unpaid interest on the April 2023 Convertible Notes into ADSs at any time, (iii) extend the expiration date of warrants held by the April 2023 Convertible Note holders (“April 2023 Peak Bio Convertible Noteholder Warrants”) from April 28, 2028 to August 31, 2030, and (iv) amend the exercise price of the April 2023 Peak Bio Warrants to $0.81 per ADS (representing $0.000405 per underlying Ordinary Share). In connection with the April 2023 Convertible Notes and Warrants Amendment, the Company paid the holders an aggregate of $81,700, representing all interest accrued on the April 2023 Convertible Notes through September 30, 2025.

The Company accounted for April 2023 Convertible Notes and Warrants Amendment as a debt extinguishment in accordance with ASC 470. As the present value of the future cash flows was substantially different than the net carrying value of the original debt, a loss on debt extinguishment of less than $0.1 million was recognized. The discount of less than $0.1 million is being amortized as interest expense over the term of the convertible notes using the effective interest method.

In November 2024, in connection with the acquisition of Peak Bio, the April 2023 Peak Bio Convertible Noteholder Warrants were accounted for as a liability, as the April 2023 Peak Bio Convertible Noteholder Warrants were not considered indexed to the Company’s own stock in the manner contemplated by ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock. Following the April 2023 Convertible Notes and Warrants Amendment on September 19, 2025, the Company determined that the amended April 2023 Peak Bio Convertible Noteholder Warrants for the issuance of 342,420 ADSs (equivalent to 684,840,000 Ordinary Shares) met the requirements to be considered indexed to the Company’s own stock and therefore were reclassified to equity. The fair value of the warrant liability, immediately prior to the modification, was $109,700 at the reclassification date. The Company determined the fair value of the April 2023 Peak Bio Convertible Noteholder Warrants after the modification, using a Black Scholes Option Pricing Model was $191,800 based on a stock price of $0.81, expected volatility of 86%, a risk-free rate of 3.68% and an expected term of 5 years. The change in fair value of $82,100 was recognized as additional paid in capital.

As of September 30, 2025 and December 31, 2024, the outstanding principal amount of the April 2023 Convertible Note was $0.7 million.

As of September 30, 2025 and December 31, 2024, accrued interest on the April 2023 Convertible Notes of $0 and less than $0.1 million is presented within accrued expenses in the unaudited condensed consolidated balance sheets. The Company recognized interest expense, including amortization of the discount, of less than $0.1 million during the three and nine months ended September 30, 2025.

Refer to Note 13 for convertible notes, related party.

August 2025 Notes

In August 2025, the Company issued unsecured promissory notes with a 20% original issuance discount (each a “August 2025 Note” and together, the “August 2025 Notes”) to certain investors, including the Company’s directors. In connection with the issuance and sale of the August 2025 Notes, the Company agreed to extend the expiration date of Series A warrants held by August 2025 Note investors, previously issued in the March 2025 Private Placement (as defined in Note 8) (the “Series A Warrants”), by 48 months from the original date of expiration (the “Warrant Amendment Agreements”).

The Company closed the August 2025 Note Offering with investors and Company directors in three tranches and issued August 2025 Notes with an aggregate purchase price of $3,011,000 and an aggregate principal amount of $3,763,750, of which the Company issued August 2025 Notes with an aggregate purchase price of $1,500,000 and an aggregate principal amount of $1,875,000 to third party investors. The August 2025 Notes have maturity dates ranging from August 15, 2026 through September 26, 2026, depending on the date of issuance, at which time the principal amount is due and payable. The terms of the August 2025 Notes provided for accelerated payment of the outstanding principal amount in the event of a default as defined in the August 2025 Note (the Accelerated Payment Feature”).

The Company also entered into Warrant Amendment Agreements with the recipients of such August 2025 Notes, which extended the expiration date of the Series A Warrants to purchase 4,891,272 ADSs held by third party investors to April 25, 2030.

At the close of the August 2025 Note Offering, the Company incurred a total of approximately less than $0.1 million in placement agent fees with Paulson Investment Company, LLC, which were accounted for as debt issuance costs.

The amended Series A Warrants were accounted for in accordance with ASC 815 with the change in fair value, as a result of the amendment, being recognized first as a loss on debt extinguishment to the extent of the purchase price and the remainder as a debt issuance cost. The aggregate fair value of the Series A Warrants at issuance date using a Black Scholes Option Pricing Model was $2.1 million based on a stock price of $1.11, expected volatility of 93%, a risk-free rate of 3.82% and an expected term of 0.6 years. The aggregate fair value of the Series A Warrants at the amendment date using a Black Scholes Option Pricing Model was $3.9 million based on a stock price of $1.11, expected volatility of 88%, a risk-free rate of 3.70% and an expected term of 4.6 years, resulting in a change in fair value of $1.9 million from the issuance date. The Company recognized a loss on debt issuance, which is recorded in loss on debt extinguishment on the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025, of $0.4 million and the remaining $1.5 million was accounted for as a debt issuance cost.

The Company determined that the Accelerated Repayment Feature is subject to bifurcation under the guidance in ASC 815 as redemption features at a discount. The fair value of the derivative liability related to the Accelerated Repayment Feature was immaterial as the probability that the Company will trigger an event of default was deemed minimal.

At the issuance date, debt issuance costs were capitalized and is being amortized as interest expense over the term of the notes using the effective interest method.

The Company recorded amortization of debt issuance costs of $0.1 million in interest expense for the three and nine months ended September 30, 2025. At September 30, 2025, the outstanding principal balance of the August 2025 Notes was less than $0.1 million.

Refer to Note 13 for notes payable, related party.

White Lion Ordinary Share Purchase and Registration Rights Agreements

On August 29, 2025, the Company entered into an Ordinary Share Purchase Agreement (the “ELOC Purchase Agreement”) and a Registration Rights Agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Delaware limited liability company (“White Lion”). Pursuant to the ELOC Purchase Agreement, the Company had the right, but not the obligation, to require White Lion to purchase, from time to time, up to $25,000,000 in aggregate gross purchase price of newly issued Ordinary Shares, which may be exchanged for ADSs, subject to certain limitations and conditions set forth in the ELOC Purchase Agreement.

The Company does not have a right to commence any sales of Ordinary Shares to White Lion under the ELOC Purchase Agreement until all conditions to the Company’s right to commence sales, as set forth in the ELOC Purchase Agreement, have been satisfied, including that a registration statement covering the resale of such shares is declared effective by the SEC and the final form of prospectus is filed with the SEC. Over the period ending on the earlier of (i) the date on which the Purchaser shall have purchased Ordinary Shares pursuant to the ELOC Purchase Agreement for an aggregate purchase price equal to the Commitment Amount or (ii) August 29, 2028 (the “Commitment Period”), subject to the conditions of the ELOC Purchase Agreement, the Company will control the timing and amount of any sales of Ordinary Shares to the Purchaser. Actual sales of Ordinary Shares to the Purchaser under the ELOC Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the ADSs, and determinations made by the Company as to appropriate levels and sources of funding.

The purchase price of the Ordinary Shares that the Company elects to sell to the Purchaser pursuant to the ELOC Purchase Agreement will be determined based on the type of Purchase Notice issued, as follows:

●	Rapid Purchase Option 1: The lowest traded price of the ADSs on the notice date.
●	Rapid Purchase Option 2: 97% of the lowest traded price of the ADSs during the two hours following the Purchaser’s confirmed receipt of the notice.

●	Rapid Purchase Option 3: The lowest of (i) the opening price of the ADSs on the notice date, (ii) the closing price of the ADSs on the prior business day, or (iii) the volume-weighted average price (VWAP) on the notice date, with a 20% discount if the trading price is below the opening price.
●	VWAP Purchase: 97% of the lowest daily VWAP during a two-day valuation period for the first $12,500,000 of closings, and 98% thereafter.

In no event may the Company issue to the Purchaser under the ELOC Purchase Agreement more than 13,039,369,358 Ordinary Shares (the “Exchange Cap”), which equals 19.99% of the Company’s outstanding Ordinary Shares as of the Execution Date, unless the Company obtains shareholder approval to issue shares in excess of the Exchange Cap or the average price paid for all Ordinary Shares issued under the agreement is equal to or greater than the Minimum Price (as defined in the ELOC Purchase Agreement). In any event, the ELOC Purchase Agreement provides that the Company may not issue or sell any Ordinary Shares if such issuance or sale would breach any applicable Nasdaq rules.

The ELOC Purchase Agreement prohibits the Company from directing the Purchaser to purchase any Ordinary Shares if those shares, when aggregated with all other Ordinary Shares then beneficially owned by the Purchaser (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended), would result in the Purchaser beneficially owning more than 4.99% of the outstanding Ordinary Shares (the “Beneficial Ownership Limitation”), which may be increased to 9.99% at the Purchaser’s discretion upon 61 days’ prior written notice.

As consideration for the Purchaser’s execution of the ELOC Purchase Agreement, the Company will pay a document preparation fee of $15,000, to be deducted from the proceeds related to the first Purchase Notice, and cash commitment fees of $37,500 when aggregate Purchase Notices exceed $500,000 and $87,500 (or $125,000 if $1,000,000 is reached first) when aggregate Purchase Notices exceed $1,000,000. Additionally, if the Company fails to close at least $625,000 in purchases by the 180th day after the Registration Statement’s effective date, the Company will issue ADSs, represented by Ordinary Shares, equivalent to $75,000 divided by the lowest traded ADS price during a 10-day period preceding that date (the “Commitment Shares”).

Concurrently with the ELOC Purchase Agreement, the Company and the Purchaser entered into a Registration Rights Agreement, dated August 29, 2025 (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement on Form S-1 (or any successor form) with the SEC within thirty (30) calendar days following August 29, 2025, to register the resale of the maximum number of Registrable Securities (including the Ordinary Shares, Commitment Shares, and ADSs representing such shares) permitted by applicable SEC rules.

The ELOC Purchase Agreement was accounted for as a standby equity purchase agreement under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized on inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. The fair value of the derivative liability related to the embedded put option (“White Lion Derivative Liability) was $100,000 at the inception of the agreement. The fair value of the White Lion Derivative Liability was determined using a Monte Carlo simulation based on the projected stock price of $0.76, expected volatility of 97%, risk-free rate of 3.52% and discounted at 71.3% for the probability of the Company timely filing all SEC documents and meeting the NASDAQ listing requirements.

As of September 30, 2025, the Company had no outstanding purchase notices issued to White Lion.

Note 6. Convertible Notes and Notes Payable

September 2024 Note Payable

In November 2024, the Company assumed a promissory note issued by Peak Bio in September 2024 in the amount of $0.3 million (the “September 2024 Note”) to its former California landlord. Due to the short-term nature of the September 2024 Note, the Company concluded that its carrying value approximated its fair value as of November 14, 2024. The note bears no interest and is payable over twenty equal monthly installments beginning on November 1, 2024 and expiring on June 1, 2026.

The Company began making payments subsequent to the acquisition of Peak Bio. As of December 31, 2024, the outstanding balance on the September 2024 Note was $0.3 million. The installment due on December 1, 2024 was made in February 2025.

November 2023 Note Payable

In November 2024, the Company assumed a promissory note issued by Peak Bio in November 2023 in the amount of $0.4 million (the “November 2023 Note”) bearing interest at 6% per annum with a maturity date of December 31, 2024. Due to the short-term nature of the November 2023 Note, the Company concluded that its carrying value approximated its fair value as of November 14, 2024. The Company recognized interest expense of less than $0.1 million subsequent to the acquisition date, through December 31, 2024. As of December 31, 2024, accrued interest on the November 2023 Note of less than $0.1 million is presented within “Accrued expenses” in the Company’s consolidated balance sheets.

As of December 31, 2024, the principal balance of $0.4 million plus accrued interest of less than $0.1 million was due for payment in order to settle the November 2023 Note obligation. On February 28, 2025 (Note 13), the Company signed a Settlement Agreement and Release for full satisfaction of the outstanding principal and accrued interest owed on the November 2023 Notes in the amount of $325,000.

April 2023 Convertible Notes

In November 2024, the Company assumed convertible promissory notes issued by Peak Bio in April 2023 in the principal amount of $0.7 million (the “April 2023 Convertible Notes”). Due to the short-term nature of the April 2023 Convertible Notes, the Company concluded that its carrying value approximated its fair value as of November 14, 2024. The April 2023 Convertible Notes bear interest at a default rate of 10% per annum and were originally due in October 2023. The April 2023 Convertible Notes permitted the holder to convert the outstanding principal and accrued interest at any time at a price of $0.001 per ordinary share of the Company, after giving effect to the Exchange Ratio. As of December 31, 2024, the outstanding balance of $0.7 million was in default.

The Company evaluated the embedded conversion and other features within the April 2023 Convertible Notes to determine whether any of the embedded features should be bifurcated from the host instrument and accounted for as a derivative at fair value. Based on management’s evaluation, the Company determined that the April 2023 Convertible Notes were not issued at a substantial premium and none of the embedded features were required to be bifurcated and accounted for separately. The April 2023 Convertible Notes are in default and the Company concluded their fair value approximates their carrying value. Accordingly, the April 2023 Convertible Notes are accounted for at carrying value as of December 31, 2024.

The Company recognized interest expense of less than $0.1 million subsequent to the acquisition date, through December 31, 2024. As of December 31, 2024, accrued interest on the April 2023 Notes of less than $0.1 million is presented within “Accrued expenses” in the Company’s consolidated balance sheets.

Refer to Note 9 for notes payable, related party and convertible notes, related party.

Peak Bio, Inc. [Member]
Convertible Notes and Notes Payable

9. Debt

Related Party Loans

Founder Loans

In May 2021, the Company received proceeds from a loan in the amount of approximately $750,000 from its chairman and founding chief executive officer, Dr. Hoyoung Huh (“the Founder”). The loan, which was scheduled to mature on May 31, 2022, bore interest at a rate of 1.0% per annum. The loan could be prepaid by the Company at any time prior to maturity with no prepayment penalties.

In August 2021, the Company received proceeds from the additional loan in the amount of approximately $750,000 from the Founder (together with the May 2021 loan, “Founder Loans”). The loan, which was scheduled to mature on July 31, 2022, bore interest at a rate of 1.0% per annum. The loan could be prepaid by the Company at any time prior to maturity with no prepayment penalties.

The Company made a $150,000 payment on the Founder Loans in December 2022. On April 28, 2023, the Company settled $448,940 of the principal and $26,830 of accrued interest through the issuance of the April 2023 Convertible Notes, related party (see below).

As of September 30, 2024 and December 31, 2023, the outstanding balance was $901,060 under the Founder Loans, included in the related party loans on the unaudited condensed consolidated balance sheet. The interest expense on the Founder Loans totaled $0 and $3,563 for the three months ended September 30, 2024 and 2023, respectively. The interest expense on the Founder Loans totaled $0 and $10,735 for the nine months ended September 30, 2024 and 2023, respectively.

Secured Founder Loan

In January 2024, the Company received proceeds from a Senior Secured Promissory Note (the “Secured Founder Loan”) in the amount of $750,000 from the Founder. In accordance with the terms of the Secured Founder Loan, the Company, together with its subsidiaries, also entered into a Security Agreement with the Founder (the “Security Agreement”). The Secured Note has a maturity date on January 23, 2025 and carries an interest rate of 15% per annum. As security for payment of the Secured Note, the Security Agreement grants and assigns to the Founder the security interest in all of the assets of the Company and its subsidiaries.

The interest expense on the Secured Founder Loan totaled $28,125 and $0 for the three months ended September 30, 2024 and 2023, respectively. The interest expense on the Secured Founder Loan totaled $76,824 and $0 for the nine months ended September 30, 2024 and 2023, respectively.

Promissory Note

On November 1, 2022, the Company issued $1,512,500 in convertible notes (the “November 2022 Convertible Notes”). The convertible notes accrued interest at a rate of 8% per annum and had the maturity date of October 31, 2023, provided however that the Company agreed to make mandatory prepayments on this note (which were first be applied to accrued interest and then to principal) from time to time in amounts equal to 15% of the gross proceeds received by the Company from any equity lines, forward purchase agreements or other equity financings consummated by Company prior to the maturity date. The November 2022 Convertible Notes were convertible at the maturity date at the option of the holder in all or part of the principal and/or accrued interest into shares of common stock of the Company at a per share conversion price equal to 90% of the volume weighted average price of a share of common stock of the Company for the five trading days immediately prior to the maturity date. The Company determined that the conversion upon maturity represented an embedded derivative that was subject to bifurcation and separate accounting with the change in the fair value recorded as other expense during each reporting period under the guidance in Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging (“ASC 815”) (the “November 2022 Convertible Note Liability”). The fair value of the November 2022 Convertible Note Liability at the issuance date was estimated at $165,000. The Company allocated the proceeds from the November 2022 Convertible Note first to the embedded derivative with the remaining proceeds allocated to the notes, which resulted in a discount on the convertible notes of $165,000 which was amortized to interest expense over the term of the convertible notes.

On November 1, 2023, the Company entered into an amendment to the November 2022 Convertible Notes whereby the principal amount of the notes was reduced from $1,512,500 to $650,000, the interest was reduced to 6% per annum, the maturity was extended to December 31, 2024 and the conversion terms were removed. Further, the amendment required the Company to make a payment of $300,000 by December 31, 2023, which was made in December 2023. The remaining balance of $378,622 including the accrued interest through the maturity date, is due on December 31, 2024. The amendment to the November 2022 Convertible Notes was accounted as an exchange into a promissory note (the “Promissory Note”) under the trouble debt restructuring (“TDR”) guidance in ASC Subtopic 470-60, Debt – Troubled Debt Restructurings by Debtors (“ASC 470-60”). Under the TDR guidance, the Company recognized a gain on debt extinguishment of $998,878 for the year ended December 31, 2023.

As of September 30, 2024 and December 31, 2023, the outstanding balance on the Promissory Note was $378,622, including principal of $350,000 and $28,622 in accrued interest.

The interest expense on November 2022 Convertible Note totaled $0 and $41,704, including amortization of the discount, for the three months ended September 30, 2024 and 2023, respectively. The interest expense on November 2022 Convertible Note totaled $0 and $130,782, including amortization of the discount, for the nine months ended September 30, 2024 and 2023, respectively.

On September 17, 2024, the Company issued a secured promissory note for $325,000 (the “Palo Alto Lease Note”). The Palo Alto Lease promissory note bears no interest and is payable over twenty equal monthly instalments starting on November 1, 2024 and expiring on June 1, 2026. As of September 30, 2024, the outstanding balance on the Promissory Note was $325,000 of which $178,750 was recognized as a current liability and $146,250 was recognized as a noncurrent liability.

April 2023 Convertible Notes

On April 28, 2023, the Company entered into separate subscription agreements (the “2023 Convertible Note and Warrant Subscription Agreements”) under which the Company issued the convertible promissory notes in the principal amount of $2,195,034 (the “April 2023 Convertible Notes”) and 3,658,390 warrants for the Company’s common stock (the “2023 Convertible Note Warrants”). The April 2023 Convertible Notes bear interest at a rate of 6% per annum until their maturity date of October 28, 2023 and a default rate of 10% per annum thereafter. As at December 31, 2023 and September 30, 2024, the April 2023 Convertible Notes are in default. The April 2023 Convertible Notes are convertible at any time from the issuance date at the option of the holder into the Company’s common stock at $0.60 per share (the “April 2023 Conversion Feature”). The 2023 Convertible Note Warrants have the five year term and are exercisable at any time from the issuance date at the exercise price of $0.60 per share.

In connection with the issuance of the Convertible Notes and the Convertible Note Warrants, in consideration for its services in respect of the financing described above, the Company also issued to Paulson Investment Company, LLC (the “Placement Agent”) a warrant to purchase 209,670 shares of the Company’s common stock at a price per share of $0.60 (the “Placement Agent Warrant”). The Placement Agent Warrants have a five year term and are exercisable at any time from the issuance date. In addition, the Company paid the Placement Agent a commission of approximately $125,000.

The April 2023 Convertible Note Warrants and the Placement Agent Warrants were accounted as a liability under ASC 815, as the April 2023 Convertible Note Warrants and Placement Agent Warrants do not meet the criteria for equity classification due to the lack of available authorized shares. The aggregate fair value of the April 2023 Convertible Note Warrants and the Placement Agent Warrants was $1,527,640 and $87,552, respectively, at the issuance date using a Black Scholes Option Pricing Model. The initial fair value was determined based on the following assumptions:

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

The Company determined that the April 2023 Conversion Feature is subject to bifurcation under the guidance in ASC 815 due to the lack of available authorized shares and registration requirements and recognized a derivative liability of $560,436 at the issuance date (the “April 2023 Conversion Feature Liability”). The derivative liability was estimated using a Black Scholes Option Pricing Model, based on the following assumptions:

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

At the issuance date, the proceeds from the April 2023 Convertible Notes were allocated to the April 2023 Convertible Note Warrants and the April 2023 Conversion Feature Liability based on their fair values of $1,527,640 and $560,436, respectively, with the remaining proceeds allocated to the convertible notes. The resulting discount on the April 2023 Convertible Notes was accreted into the interest expense over the term of the convertible notes using the effective interest method. The fair value of the Placement Agent Warrants at the issuance date and the cash commission were capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method. The Company is in default on the April 2023 Convertible Notes, however, the Company has not received demands for repayment through the filing date of these unaudited condensed consolidated financial statements.

In December 2023, certain holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $187,950 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes (see below).

In January 2024, additional holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $250,600 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes (see below).

The Company recorded interest expense of $133,128 and $2,032,223, including amortization of discount of $0 and $1,976,295, for the nine months ended September 30, 2024 and 2023, respectively. The Company recorded interest expense of $44,376 and $1,119,369, including amortization of discount of $0 and $1,083,834, for the three months ended September 30, 2024 and 2023, respectively. At September 30, 2024, the outstanding balance was $1,919,846, including principal of $1,775,034 and accrued interest of $144,812.

April 2023 Convertible Notes, related party

On April 28, 2023, the Company entered into a subscription agreement with its founder and director to exchange $1,130,775 in outstanding Founder Loans into the same amount of convertible promissory note with the same terms as the April 2023 Convertible Notes and 1,884,625 April 2023 Convertible Note Warrants. The amounts converted included $448,940 of principal and $26,830 accrued interest due under the 2021 Founder Loans, $400,000 of principal and $3,806 of interest due under the Venn Loan, and $250,000 of principal and $1,199 of accrued interest due under the March 2023 Founder Loan. The Company accounted for the issuance of the April 2023 convertible notes payable, related party, as a debt extinguishment in accordance with ASC 470 and recognized a loss of approximately $1,014,368 during the year ended December 31, 2023. As at December 31, 2023 and September 30, 2024, the April 2023 Convertible Note, related party was in default.

At the issuance date, the carrying value of the April 2023 Convertible Notes was reduced by the fair value of the related April 2023 Convertible Note Warrants and the April 2023 Conversion Feature Liability of $786,967 and $288,710, respectively, with the remaining proceeds allocated to the convertible notes. The April 2023 Conversion Feature Liability related to the April 2023 Convertible Notes, related party, was valued using a Black Scholes Option Pricing Model. The initial fair value was determined to be $0.3 million based on the following assumptions: stock price of $0.655, expected volatility of 66.5%, risk-free rate of 4.94% and expected term of 0.5 years. The resulting discount on the April 2023 Convertible Notes, related party was accreted into the interest expense over the term of the convertible notes using the effective interest method. The Company is in default on the April 2023 Convertible Notes, related party. However, the Company has not received demands for repayment through the filing date of these unaudited condensed consolidated financial statements.

The Company recorded interest expense of approximately $28,269 and $47,755, including amortization of discount of $0 and $30,654 for the three months ended September 30, 2024 and 2023, respectively. The Company recorded interest expense of approximately $84,808 and $79,902, including amortization of discount of $0 and $51,090 for the nine months ended September 30, 2024 and 2023, respectively. At September 30, 2024, the outstanding balance of the April 2023 Convertible Notes, related party, was approximately $1,269,609, including principal of $1,130,775 and accrued interest of $138,834.

December 2023 Convertible Notes

In December, 2023, the Company issued convertible promissory notes in the aggregate principal amount of $1,000,000 (the “December 2023 Convertible Notes”). In addition, certain holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $187,950 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes.

In January and February 2024, the Company completed additional closes of the December 2023 Convertible Notes pursuant to which the Company issued the notes with the principal amount of $738,000. In addition, at those date, the holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $250,600 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes.

The December 2023 Convertible Notes bear an interest rate of 10% per annum and have a maturity date of December 18, 2024. The terms of the December 2023 Convertible Notes provide for automatic conversion of the outstanding principal amount of the December 2023 Convertible Notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price (the “Automatic Conversion Feature”). The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 70%, where the price per share of the common stock is determined by reference to the 30-day volume weighted average price of the Company’s common stock on the public exchange immediately prior to conversion, resulting in 43% discount on the issuance price in the a business combination (the Automatic Discount”). If a business combination does not occur prior to the maturity date of the December 2023 Convertible Notes and if the Company’s Common Stock is listed on a public exchange as of such date, then the holders have the right, at their option, to convert the outstanding principal amount of the December 2023 Convertible Notes (and all accrued and unpaid interest thereof) into the shares of common stock of the Company at a price equal to the 30-day volume weighted average price of the Company’s common stock on the public exchange on which it is traded multiplied by 90% (the “Optional Conversion Feature”).

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “December 2023 Placement Agent”) the commission of $83,600 and $63,840 for the December 2023 issuances and the January and February 2024 issuances, respectively. Further, upon conversion of the December 2023 Convertible Notes into Common Stock of the Company, the December 2023 Placement Agent will receive shares of restricted common stock of the Company equal to (i) 4% of the total number of shares of common stock received upon conversion of the December 2023 Convertible Notes issued for new capital and (ii) 1% of the total number of shares of common stock received upon conversion of the December 2023 Convertible Notes issued for the exchange for April 2023 Convertible Notes. The cash commission to the December 2023 Placement Agent was capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method. The Company accounted for the issuance of the common stock shares to the Placement Agent under ASC 718 as equity-based compensation based on a performance condition. As the issuance of the common stock shares to the December 2023 Placement Agent upon conversion of the notes was deemed not probable both at issuance date and September 30, 2024, no expense was recorded for the three and nine months ended September 30, 2024 related to this equity based compensation and had no impact on the interest expense for the three and nine months ended September 30, 2024.

The Company determined that both the Automatic Conversion Feature and the Optional Conversion Feature are subject to bifurcation under the guidance in ASC 815 as variable-share redemption features at a discount. The Company recognized the total derivative liability of $573,546 and $0 for the Automatic Conversion Feature and the Optional Conversion Feature, respectively, at the issuance dates (together, the “December 2023 Conversion Feature Liability”). The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 50% to the Automatic Discount of 43%. The fair value of the derivative liability related to the Optional Conversion Feature was immaterial as the probability that the Company is listed on a public exchange in absence of a business combination prior to the maturity of the December 2023 Convertible Notes was deemed minimal.

At the issuance date, the proceeds from the December 2023 Convertible Notes were allocated to the December 2023 Conversion Feature Liability based on its fair value with the remaining proceeds allocated to the convertible notes. The resulting discount on the December 2023 Convertible Notes was accreted into the interest expense over the term of the convertible notes using the effective interest method. The cash commission to the December 2023 Placement Agent was capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $222,474 for the three months ended September 30, 2024, including amortization of the discount of $167,613 on the convertible notes. The Company recorded interest expense of $616,264 for the nine months ended September 30, 2024, including amortization of the discount of $454,952 on the convertible notes. At September 30, 2024, the outstanding principal balance of the December 2023 Convertible Notes was $2,024,965 plus accrued interest of $164,310.

December 2023 Convertible Notes, related party

On December 18, 2023, the Company issued a $500,000 in convertible notes to its founder and director on the same terms as the December 2023 Convertible Notes (“December 2023 Convertible Notes, related party”).

At the issuance date, the proceeds from the December 2023 Convertible Notes, related party, were allocated to the December 2023 Conversion Feature Liability based on its fair value of $107,143 with the remaining proceeds allocated to the convertible notes. The resulting discount on the December 2023 Convertible Notes, related party, was accreted into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $40,300 for the three months ended September 30, 2024, including amortization of the discount of $27,697 on the convertible notes. The Company recorded interest expense of $115,872 for the nine months ended September 30, 2024, including amortization of the discount of $78,337 on the convertible notes. At September 30, 2024, the outstanding principal balance of the December 2023 Convertible Notes, related party was $474,640 plus accrued interest of $39,316.

May 2024 Convertible Notes

On May 28, 2024, the Company issued secured convertible promissory notes in the aggregate principal amount of $824,500 (the “May 2024 Convertible Notes”). In accordance with the terms of the May 2024 Convertible Note, the Company, together with its subsidiaries, also entered into a Security Agreement with the Lenders (the “Security Agreement”). As security for payment of the Secured Note, the Security Agreement grants and assigns to the Lenders the security interest in all of the assets of the Company and its subsidiaries.

On July 12 2024, the Company completed an additional close of the May 2024 Convertible Notes pursuant to which the Company issued the notes with the principal amount of $2,000,000. In addition, on August 8, 2024, the holder of a $100,000 May 2024 Convertible Note became a related party of the Company and accordingly their May 2024 Convertible Note was reclassified as May 2024 Convertible Notes, related party as at September 30, 2024.

The May 2024 Convertible Notes bear an interest rate of 10% per annum and have a maturity date of December 18, 2024. The terms of the May 2024 Convertible Notes provide for automatic conversion of the outstanding principal amount of the May 2024 Convertible Notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price (the “Automatic Conversion Feature”). The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 50%, where the price per share of the common stock is determined by reference to the 30-day volume weighted average price of the Company’s common stock on the public exchange immediately prior to conversion, resulting in 100% discount on the issuance price in the a business combination (the Automatic Discount”).

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “May 2024 Placement Agent”) the commission of $200,000. Further, upon conversion of the May 2024 Convertible Notes into Common Stock of the Company, the May 2024 Placement Agent will receive shares of restricted common stock of the Company equal to 4% of the total number of shares of common stock received upon conversion of May 2024 Convertible Notes on certain notes with a principal value of $2,500,000. The cash commission to the May 2024 Placement Agent was capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method. The Company accounted for the issuance of the common stock shares to the Placement Agent under ASC 718 as equity-based compensation based on a performance condition. As the issuance of the common stock shares to the May 2024 Placement Agent upon conversion of the notes was deemed not probable both at issuance date and September 30, 2024, no expense was recorded for the three and nine months ended September 30, 2024 related to this equity based compensation and had no impact on the interest expense for the three and nine months ended September 30, 2024.

The Company determined that the Automatic Conversion Feature is subject to bifurcation under the guidance in ASC 815 as variable-share redemption features at a discount. The Company recognized the total derivative liability of $2,007,150 for the Automatic Conversion Feature at the issuance dates (the “May 2024 Conversion Feature Liability”). The fair value of the derivative liability from the May 2024 issuances related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 70% to the Automatic Discount of 100%. The fair value of the derivative liability from the July 2024 issuances related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 65% to the Automatic Discount of 100%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at July 12, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.

At the issuance date, the proceeds from the May 2024 Convertible Notes were allocated to the May 2024 Conversion Feature Liability based on its fair value with the remaining proceeds allocated to the convertible notes. The resulting discount on the May 2024 Convertible Notes was accreted into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $750,825 for the three months ended September 30, 2024, including amortization of the discount of $689,552 on the convertible notes. The Company recorded interest expense of $813,672 for the nine months ended September 30, 2024, including amortization of the discount of $741,945 on the convertible notes. At September 30, 2024, the outstanding principal balance of the May 2024 Convertible Notes was $1,452,939 plus accrued interest of $68,726.

May 2024 Convertible Notes, related party

On May 28, 2024, the Company issued a $500,000 secured convertible notes to its founder and director on the same terms as the May 2024 Convertible Notes (“May 2024 Convertible Notes, related party”). On July 12, 2024 the Company issued an additional $175,500 May 2024 Convertible Notes, related party to a director. In addition, the Company reclassified a previously issued $100,000 May 2024 Convertible Notes to May 2024 Convertible Notes, related party once the holder became a related party.

The Company recognized the total derivative liability of $551,625 for the Automatic Conversion Feature from the May 2024 Convertible Notes, related party at the issuance dates with the remaining proceeds allocated to the convertible notes. The resulting discount on the May 2024 Convertible Notes, related party, was accreted into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $225,562 for the three months ended September 30, 2024, including amortization of the discount of $207,677 on the convertible notes. The Company recorded interest expense of $262,944 for the nine months ended September 30, 2024, including amortization of the discount of $238,588 on the convertible notes. At September 30, 2024, the outstanding principal balance of the May 2024 Convertible Notes, related party was $486,368 plus accrued interest of $24,407.

Insurance Financing Note

On November 1, 2022, the Company financed its 2022 annual Director & Officer liability insurance policy premium of $1,006,342 (including premiums, taxes and fees) with First Insurance Funding (the “Lender”) at an annual interest rate of 7.20% (the “Insurance Financing Note”). The Insurance Financing Note was payable in monthly installment payments through August 1, 2023.

On November 1, 2023, the Company financed its 2023 annual Director & Officer liability insurance policy premium of $631,993 with the Lender at an annual interest rate of 9.95%. The Insurance Financing Note is payable in monthly installment payments through July 1, 2024.

The agreement assigns the Lender a first priority lien on and security interest in the financed policies and any additional premium required in the financed policies including (a) all returned or unearned premiums, (b) all additional cash contributions or collateral amounts assessed by the insurance companies in relation to the financed policies and financed by Lender, (c) any credits generated by the financed policies, (d) dividend payments, and (e) loss payments which reduce unearned premiums. If any circumstances exist in which premiums related to any Financed Policy could become fully earned in the event of loss, Lender shall be named a loss-payee with respect to such policy.

The Company recognized $5,736 and $7,608 in interest expenses related the Insurance Financing for the three months ended September 30, 2024 and 2023, respectively. The Company recognized $17,208 and $22,823 in interest expenses related the Insurance Financing for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the balance on the Insurance Financing Note was $0.

10. Debt

Related Party Loans

Founder Loans

In May 2021, the Company received proceeds from a loan in the amount of approximately $750,000 from its chairman and founding chief executive officer, Dr. Hoyoung Huh. The loan, which was scheduled to mature on May 31, 2022, bore interest at a rate of 1.0% per annum. The loan could be prepaid by the Company at any time prior to maturity with no prepayment penalties.

In August 2021, the Company received proceeds from the additional loan in the amount of approximately $750,000 from its chairman and founding chief executive officer (together with the May 2021 loan, “Founder Loans”). The loan, which was scheduled to mature on July 31, 2022, bore interest at a rate of 1.0% per annum. The loan could be prepaid by the Company at any time prior to maturity with no prepayment penalties.

The Company made a $150,000 payment on the Founder Loans in December 2022. On April 28, 2023, $448,940 of the principal balance of this related party loan, and $26,830 of accrued interest, was settled through the issuance of the April 2023 Convertible Notes, related party (see below). As of December 31, 2023 and 2022, $901,060 and $1,375,000 was outstanding under this loan.

In March 2023, the Company received proceeds from an additional Founder Loans in the amount of $250,000. The loan had the maturity date of December 31, 2023 and bore interest at a rate of 5.0% per annum. The loan could be prepaid by the Company at any time prior to maturity without the consent of the lender. On April 28, 2023, this related party loan, including the accrued interest of $1,199, was settled through the issuance of the April 2023 Convertible Notes, related party (see below).

The interest expense on the Founder Loans totaled $11,757 and $22,388 for the years ended December 31, 2023 and 2022.

Venn Loan

In April 2022, the Company entered into an agreement (the “Venn Loan Agreement”) with its founder and director, Dr. Huh under which it received $400,000, used to repay the upfront payment under the Venn License Agreement (Note 9). The Venn Loan balance accrued interest at the rate of 1% per annum. The timing of the repayment was determined at the discretion of the Company’s Board of Directors. On April 28, 2023, the Venn Loan, including the accrued interest of $3,806, was settled through the issuance of the April 2023 Convertible Notes, related party (see below). The interest expense on the Venn Loan totaled $1,069 and $2,737 for the years ended December 31, 2023 and 2022.

Employee and Director Loans

In May 2022, the Company received proceeds from a loan in the amount of approximately $23,000 from an employee of the Company to settle certain payables of the Company. The loan accrued interest at 4% per annum and totaled $516. The loan and accrued interest was repaid in December 2022. The interest expense on the loan totaled $0 and $516 for the years ended December 31, 2023 and 2022.

In September 2022, the Company received proceeds from a loan in the amount of $500,000 from one of its director nominees. The loan matured on the second anniversary and bore the interest at a rate of 5.0% per annum. At the closing date of the Ignyte Business Combination, the outstanding principal and accrued interest under the loan was converted into 50,273 shares of common stock at a price of $10.00 per share and the holder also received 46,754 PIPE Warrants. The conversion resulted in a loss on debt extinguishment of $467,073 during the year ended December 31, 2022.

Ignyte Sponsor Promissory Note

In November 2022, upon consummation of the Business Combination, the Company assumed the promissory note of $211,643 from Ignyte Sponsor LLC. The note was payable upon consummation of the Business Combination and accrued no interest. In May 2023, the promissory note was cancelled and forgiven and the Company recognized the extinguishment as $211,643 capital contribution from a related party.

2022 Pre-Business Combination Convertible Notes

From July through September 2022, the Company received proceeds from loans in the amount of $1,250,000 from several third-party lenders (the “2022 Pre-Business Combination Convertible Notes”). The loans mature on the second anniversary and bear interest at a rate of 5.0% per annum. The principal and interest of the 2022 Pre-Business Combination Convertible Notes were convertible into shares of common stock at the consummation of the Ignyte Business Combination at the conversion rate equal to the fair market value. In addition, the holders were to receive warrants to purchase the Company’s common stock at $0.01 per share upon the closing of the Ignyte Business Combination equal to 25% of the number of the common stock received upon conversion (the “Warrant Coverage”). At the issuance date, the Company elected the fair value option to account for the 2022 Pre-Business Combination Convertible Notes . In November 2022, the Company amended the terms of the 2022 Pre-Business Combination Convertible Notes to increase the Warrant Coverage from 25% to 93%. At the closing date of the Ignyte Business Combination, the outstanding principal and accrued interest under the 2022 Pre-Business Combination Convertible Notes converted into 126,306 shares of common stock at the conversion price of $10.00 per share. In addition, the note holders received 117,466 in PIPE Warrants. The Company recorded $1,186,800 change in the fair value of the 2022 Pre-Business Combination Convertible Notes between their issuance date and the closing date of the Ignyte Business Combination. At the issuance date, the PIPE Warrants were accounted for as equity instruments as they meet all of the requirements for equity classification under ASC 815 based on current expected terms, which are subject to change.

November 2022 Convertible Notes

On November 1, 2022, the Company issued $1,512,500 in convertible notes (the “November 2022 Convertible Notes”). The convertible notes accrued interest at a rate of 8% per annum and had the maturity date of October 31, 2023, provided however that the Company agreed to make mandatory prepayments on this note (which were first be applied to accrued interest and then to principal) from time to time in amounts equal to 15% of the gross proceeds received by the Company from any equity lines, forward purchase agreements or other equity financings consummated by Company prior to the maturity date. The November 2022 Convertible Notes were convertible at the maturity date at the option of the holder in all or part of the principal and/or accrued interest into shares of common stock of the Company at a per share conversion price equal to 90% of the volume weighted average price of a share of common stock of the Company for the five trading days immediately prior to the maturity date. The Company determined that the conversion upon maturity represented an embedded derivative that was subject to bifurcation and separate accounting with the change in the fair value recorded as other expense during each reporting period under the guidance in ASC 815-15 (the “November 2022 Convertible Note Liability”). The fair value of the November 2022 Convertible Note Liability at the issuance date was estimated at $165,000. The Company allocated the proceeds from the November 2022 Convertible Note first to the embedded derivative with the remaining proceeds allocated to the notes, which resulted in a discount on the convertible notes of $165,000 which was amortized to interest expense over the term of the convertible notes. The Company recorded $137,802 and $27,198 interest expense for the years ended December 31, 2023 and 2022, respectively, related to the amortization of the discount on the November 2022 Convertible Notes. As of December 31, 2022, the outstanding balance under the November 2022 Convertible Notes was $1,374,698.

On November 1, 2023, the Company entered into an amendment to the November 2022 Convertible Notes whereby the principal amount of the notes was reduced from $1,512,500 to $650,000, the interest was reduced to 6% per annum, the maturity was extended to December 31, 2024 and the conversion terms were removed. Further, the amendment required the Company to make a payment of $300,000 by December 31, 2023, which was made in December 2023. The remaining balance was due in December 31, 2024. The amendment to the November 2022 Convertible Notes was accounted as an exchange into a promissory note (the “Promissory Note”) under the trouble debt restructuring (“TDR”) guidance in ASC 460. Under the TDR guidance, the Company recognized a gain on debt extinguishment of $998,878 for the year ended December 31, 2023.

April 2023 Convertible Notes

On April 28, 2023, the Company entered into separate subscription agreements (the “2023 Convertible Note and Warrant Subscription Agreements”) under which the Company issued the convertible promissory notes in the principal amount of $2,195,034 (the “April 2023 Convertible Notes”) and 3,658,390 warrants for the Company’s common stock (the “2023 Convertible Note Warrants”). The April 2023 Convertible Notes bear interest at a rate of 6% per annum until its maturity date of October 28, 2023 and a default rate of 10% per annum thereafter. The April 2023 Convertible Notes are convertible at any time from the issuance date at the option of the holder into the Company’s common stock at $0.60 per share (the “April 2023 Conversion Feature”). The 2023 Convertible Note Warrants have the five year term and are exercisable at any time from the issuance date at the exercise price of $0.60 per share. As at December 31, 2023 these notes were in default.

In connection with the issuance of the Convertible Notes and the Convertible Note Warrants, in consideration for its services in respect of the financing described above, the Company also issued to Paulson Investment Company, LLC (the “Placement Agent”) a warrant to purchase 209,670 shares of the Company’s common stock at a price per share of $0.60 (the “Placement Agent Warrant”). The Placement Agent Warrants have a five year term and are exercisable at any time from the issuance date. In addition, the Company paid the Placement Agent a commission of approximately $125,000.

The April 2023 Convertible Note Warrants and the Placement Agent Warrants were accounted as a liability under ASC 815, as the April 2023 Convertible Note Warrants and Placement Agent Warrants do not meet the criteria for equity classification due to the lack of available authorized shares. The aggregate fair value of the April 2023 Convertible Note Warrants and the Placement Agent Warrants was $1,527,640 and $87,552, respectively, at the issuance date using a Black Scholes Option Pricing Model. The initial fair value was determined based on the following assumptions:

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

The Company determined that the April 2023 Conversion Feature is subject to bifurcation under the guidance in ASC 815 due to the lack of available authorized shares and registration requirements and recognized a derivative liability of $560,436 at the issuance date (the “April 2023 Conversion Feature Liability”). The derivative liability was estimated using a Black Scholes Option Pricing Model, based on the following assumptions:

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

At the issuance date, the proceeds from the April 2023 Convertible Notes were allocated to the April 2023 Convertible Note Warrants and the April 2023 Conversion Feature Liability based on their fair values of $1,527,640 and $560,436, respectively, with the remaining proceeds allocated to the convertible notes. The resulting discount on the and the April 2023 Convertible Notes was accreted into the interest expense over the term of the convertible notes using the effective interest method. The fair value of the Placement Agent at the issuance date and the cash commission were capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method. The Company defaulted on the April 2023 Convertible Notes at their maturity, however received no demands for repayment through the filing date of these consolidated financial statements. In December 2023, certain holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $187,950 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes (see below).

The Company recorded interest expense of approximately $2,405,657 for the year ended December 31, 2023, including amortization of the discount of approximately $87,552 related to the fair value of the Placement Agent warrants, approximately $64,870 related to the cash commission to the placement agent, and approximately $1,527,641 related to the fair value of the warrants provided to the lenders. The outstanding balance on the April 2023 Convertible Notes was approximately $2,111,308 at December 31, 2023, including accrued interest of approximately $96,274.

April 2023 Convertible Notes, related party

On April 28, 2023, the Company entered into a subscription agreement with its founder and director to exchange $1,130,775 in outstanding Founder Loans into the same amount of convertible promissory note with the same terms as the April 2023 Convertible Notes and 1,884,625 2023 Convertible Note Warrants. As at December 31, 2023 this note was in default. The amounts converted included $448,940 of principal and $26,830 accrued interest due under the 2021 Founder Loans, $400,000 of principal and $3,806 of interest due under the Venn Loan, and $250,000 of principal and $1,199 of accrued interest due under the March 2023 Founder Loan. The Company accounted for the issuance of the April 2023 convertible notes payable, related party, as a debt extinguishment in accordance with ASC 470 and recognized a loss of approximately $1,014,368 during the year ended December 31, 2023.

At the issuance date, the carrying value of the April 2023 Convertible Notes was reduced by the fair value of the related April 2023 Convertible Note Warrants and the April 2023 Conversion Feature Liability of $786,967 and $288,710, respectively, with the remaining proceeds allocated to the convertible notes. The April 2023 Conversion Feature Liability related to the April 2023 Convertible Notes, related party, was valued using a Black Scholes Option Pricing Model. The initial fair value was determined to be $0.3 million based on the following assumptions: stock price of $0.655, expected volatility of 66.5%, risk-free rate of 4.94% and expected term of 0.5 years. The resulting discount on the and the April 2023 Convertible Notes, related party was accreted into the interest expense over the term of the convertible notes using the effective interest method. The Company defaulted on the April 2023 Convertible Notes, related party, at their maturity, however received no demands for repayment through the filing date of these consolidated financial statements.

The Company recorded interest expense of approximately $115,335 for the year ended December 31, 2023, including $61,309 amortization of the discount on the convertible notes. The outstanding balance of the April 2023 Convertible Notes, related party, was $1,130,775 at December 31, 2023.

December 2023 Convertible Notes

In December, 2023, the Company issued convertible promissory notes in the aggregate principal amount of $1,000,000 (the “December 2023 Convertible Notes”). In addition, certain holders of April 2023 Convertible Notes agreed to exchange the aggregate amount of $187,950 of April 2023 Convertible Notes, including the accrued interest, into the same amount of December 2023 Convertible Notes.

The December 2023 Convertible Notes bear an interest rate of 10% per annum and have a maturity date of December 18, 2024. The terms of the December 2023 Convertible Notes provide for automatic conversion of the outstanding principal amount of the December 2023 Convertible Notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price (the “Automatic Conversion Feature”). The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 70%, where the price per share of the common stock is determined by reference to the 30-day volume weighted average price of the Company’s common stock on the public exchange immediately prior to conversion, resulting in 43% discount on the issuance price in the a business combination (the Automatic Discount”). If a business combination does not occur prior to the maturity date of the December 2023 Convertible Notes and if the Company’s Common Stock will qualify for a listing on a public exchange as of such date, then the holders have the right, at their option, to convert the outstanding principal amount of the December 2023 Convertible Notes (and all accrued and unpaid interest thereof) into the shares of common stock of the Company at a price equal to the 30-day volume weighted average price of the Company’s common stock on the public exchange on which it is traded multiplied by 90% (the “Optional Conversion Feature”).

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “December 2023 Placement Agent”) a commission of $83,600. Further, upon conversion of the December 2023 Convertible Notes into Common Stock of the Company, the December 2023 Placement Agent will receive shares of restricted common stock of the Company equal to (i) 4% of the total number of shares of common stock received upon conversion of the December 2023 Convertible Notes issued for new capital and (ii) 1% of the total number of shares of common stock received upon conversion of the December 2023 Convertible Notes issued for the exchange for April 2023 Convertible Notes. The cash commission to the December 2023 Placement Agent was capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method. The Company accounted for the issuance of the common stock shares to the Placement Agent under ASC 718 as equity-based compensation based on a performance condition. As the issuance of the common stock shares to the December 2023 Placement Agent upon conversion of the notes was deemed not probable both at issuance date and December 31, 2023, no expense was recorded for the year ended December 31, 2023 related to this equity based compensation and had no impact on the interest expense for the year ended December 31, 2023.

The Company determined that both the Automatic Conversion Feature and the Optional Conversion Feature are subject to bifurcation under the guidance in ASC 815 as variable-share redemption features at a discount. The Company recognized the derivative liability of approximately $0.4 million and $0 for the Automatic Conversion Feature and the Optional Conversion Feature, respectively, at the issuance date (together, the “December 2023 Conversion Feature Liability”). The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 50% to the Automatic Discount of 43%. The fair value of the derivative liability related to the Optional Conversion Feature was immaterial as the probability that the Company will qualify for listing on a public exchange in absence of a business combination prior to the maturity of the December 2023 Convertible Notes was deemed minimal.

At the issuance date, the proceeds from the December 2023 Convertible Notes were allocated to the December 2023 Conversion Feature Liability based on its fair value with the remaining proceeds allocated to the convertible notes. The resulting discount on the and the December 2023 Convertible Notes was accreted into the interest expense over the term of the convertible notes using the effective interest method. The commission to the December 2023 Placement Agent was capitalized and amortized into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $10,305 for the year ended December 31, 2023, including amortization of the discount on the convertible notes and the commission to the December 2023 Placement Agent of $7,307. The outstanding balance of the December 2023 Convertible Notes was $857,097 at December 31, 2023.

December 2023 Convertible Notes, related party

On December 18, 2023, the Company issued a $500,000 in convertible notes to its founder and director on the same terms as the December 2023 Convertible Notes (“December 2023 Convertible Notes, related party”).

At the issuance date, the proceeds from the December 2023 Convertible Notes, related party, were allocated to the December 2023 Conversion Feature Liability based on its fair value of $107,143 with the remaining proceeds allocated to the convertible notes. The resulting discount on the and the December 2023 Convertible Notes, related party, was accreted into the interest expense over the term of the convertible notes using the effective interest method.

The Company recorded interest expense of $5,227 for the year ended December 31, 2023 on the December 2023 Convertible Notes, related party, including amortization of the discount on the convertible notes and the commission to the December 2023 Placement Agent of $3,446. The outstanding balance of the December 2023 Convertible Notes, related party, was $396,303 at December 31, 2023.

Insurance Financing Note

On November 1, 2022, the Company financed its 2022 annual Director & Officer liability insurance policy premium of $1,006,342 (including premiums, taxes and fees) with First Insurance Funding (the “Lender”) at an annual interest rate of 7.20% (the “Insurance Financing Note”). The Insurance Financing Note was payable in monthly installment payments through August 1, 2023.

On November 1, 2023, the Company financed its 2023 annual Director & Officer liability insurance policy premium of $631,993 with the Lender at an annual interest rate of 9.95%. The Insurance Financing Note is payable in monthly installment payments through July 1, 2024.

The agreement assigns the Lender a first priority lien on and security interest in the financed policies and any additional premium required in the financed policies including (a) all returned or unearned premiums, (b) all additional cash contributions or collateral amounts assessed by the insurance companies in relation to the financed policies and financed by Lender, (c) any credits generated by the financed policies, (d) dividend payments, and (e) loss payments which reduce unearned premiums. If any circumstances exist in which premiums related to any Financed Policy could become fully earned in the event of loss, Lender shall be named a loss-payee with respect to such policy.

The Company recognized $3,824 and $22,823 in interest expenses related the Insurance Financing for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the balance on the Insurance Financing Note was $631,993 and $921,576, on the Company’s consolidated balance sheet.